Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Index Fund, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
T. Rowe Price International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. ROWE PRICE<br/><br/>International Equity Index Fund<br/><br/>SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund<br/><br/>Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses<br/>(expenses that you pay each year as a<br/>percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.80%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The figure shown in the fee table does not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance<br/><br/>Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund attempts to track the performance of stocks in developed non-U.S. markets by seeking to match the performance of its benchmark index, the FTSE Developed ex North America Index. (The FTSE Developed ex North America Index has at times also been referred to as the FTSE All World Developed ex North America Index.) The fund uses a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index in proportion to each stock’s weight in the index.

The FTSE Developed ex North America Index is a broadly diversified stock market index based on the market capitalization of over 1,400 predominately large- and mid-capitalization companies. The index is constructed by selecting the countries it covers, sorting the market in each country in the index by industry groups, and targeting a significant portion of the stocks in these groups for inclusion in the index. The index’s major markets include Japan, the United Kingdom, France, Germany, Switzerland, and other developed countries in Europe and the Pacific Rim.

Effective June 1, 2019, the fund will begin tracking the performance of the FTSE Developed ex North America Index Net, which will replace the FTSE Developed ex North America Index as the fund's primary benchmark. The current benchmark reflects the gross returns of the index, whereas the new benchmark will reflect returns net of foreign source withholding. While the construction and composition of both indexes are identical, the new benchmark assumes the reinvestment of dividends after the deduction of withholding taxes applicable to the country where the dividend is paid. As a result, the returns of the new benchmark index are expected to be more representative of the returns experienced by foreign investors, such as the fund, in non-U.S. companies.

Under normal conditions, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in stocks that are held in its benchmark index. T. Rowe Price compares the composition of the fund to that of the index. If a material misweighting develops, the portfolio managers seek to rebalance the portfolio in an effort to realign it with its index.

While most assets will be invested in common stocks, the fund may also purchase exchange-traded funds in an effort to minimize any deviations in performance from its benchmark index. Exchange-traded funds would typically be used to help realign the fund’s portfolio with its benchmark index, gain broad market or sector exposure, or to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks. In addition, the fund lends its portfolio securities as a means of generating additional income.

While there is no guarantee, the correlation between the fund and its benchmark index is expected to be at least 0.95. A correlation of 1.00 indicates that the returns of the fund and the index will always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean price movements in the fund are unrelated to price movements in the index.

		The fund may sell securities to better align its portfolio with the characteristics of its benchmark index or to satisfy redemption requests. The fund will generally seek to sell securities that have been removed from the benchmark index within a reasonable timeframe taking into consideration market conditions.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Risks of stock investing Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

International investing risks Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes and restrictions on gaining access to the fund’s investments for foreign investors.

Currency risks Because the fund generally invests in securities issued in foreign currencies, the fund could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.

Index investing risks Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.

Tracking error The returns of the fund are expected to be slightly below the returns of its benchmark index (referred to as “tracking error”) because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares. In addition, the fund may fair value its portfolio holdings in order to deter market timing. Since the index does not need to apply fair valuation to its holdings, this may also contribute to tracking error.

Exchange-traded fund risks To the extent the fund invests in exchange-traded funds, the fund will bear its proportionate share of each exchange-traded fund’s fees and expenses. An investment in an exchange-traded fund involves substantially the same risks as investing directly in the exchange-traded fund’s underlying assets, although an exchange-traded fund may trade at a premium or discount to the actual net asset value of its portfolio securities, may have greater price volatility than its underlying assets, and its shares may have lower overall liquidity.

Securities lending risks Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities to the fund in a timely manner or not at all. The fund may also lose money if there is a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. In addition, securities lending activities may cause adverse tax consequences for the fund.

		Market capitalization risks The fund’s focus on large and medium companies subjects the fund to the risks that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the fund focuses on large and medium sized companies, its share price could be more volatile than a fund that invests only in large companies. Medium companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

		The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund.<br/><br/>The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.<br/><br/>The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	INTERNATIONAL EQUITY INDEX FUND<br/>Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/09	25.70%	Worst Quarter	9/30/11	-21.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br/><br/>Periods ended<br/>December 31, 2018
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In addition, effective June 1, 2019, the FTSE Developed ex North America Index Net will replace the FTSE Developed ex North America Index as the fund's primary benchmark. The new index assumes the reinvestment of dividends after the deduction of withholding taxes applicable to the country where the dividend is paid; as such, the returns of the new benchmark are more representative of the returns experienced by investors in foreign issuers.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

		In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price International Equity Index Fund | T. Rowe Price International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Maximum account fee	rr_MaximumAccountFee	$ 20	[2]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.46%	[3]
1 year	rr_ExpenseExampleYear01	$ 47
3 years	rr_ExpenseExampleYear03	148
5 years	rr_ExpenseExampleYear05	258
10 years	rr_ExpenseExampleYear10	$ 579
2009	rr_AnnualReturn2009	30.42%
2010	rr_AnnualReturn2010	8.84%
2011	rr_AnnualReturn2011	(12.52%)
2012	rr_AnnualReturn2012	18.96%
2013	rr_AnnualReturn2013	20.07%
2014	rr_AnnualReturn2014	(5.95%)
2015	rr_AnnualReturn2015	(0.74%)
2016	rr_AnnualReturn2016	1.43%
2017	rr_AnnualReturn2017	26.45%
2018	rr_AnnualReturn2018	(14.27%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.01%)
1 Year	rr_AverageAnnualReturnYear01	(14.27%)
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	6.18%
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2000
T. Rowe Price International Equity Index Fund | Returns after taxes on distributions | T. Rowe Price International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.76%)
5 Years	rr_AverageAnnualReturnYear05	(0.14%)
10 Years	rr_AverageAnnualReturnYear10	5.56%
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2000
T. Rowe Price International Equity Index Fund | Returns after taxes on distributions and sales of fund shares | T. Rowe Price International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.92%)
5 Years	rr_AverageAnnualReturnYear05	0.40%
10 Years	rr_AverageAnnualReturnYear10	4.99%
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2000
T. Rowe Price International Equity Index Fund | FTSE Developed ex North America Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.98%)	[4]
5 Years	rr_AverageAnnualReturnYear05	1.23%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.06%	[4]

[1]	Effective April 1, 2019, the fund will no longer assess a redemption fee on any redemption from the fund (or exchange out of the fund), regardless of how long the shares were held.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	The figure shown in the fee table does not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.
[4]	The returns shown for the FTSE Developed ex North America Index are the same as the returns for the FTSE All World Developed ex North America Index, which have previously been shown in the table. The FTSE Developed ex North America Index and FTSE All World Developed ex North America Index have at times been referred to interchangeably, but the name now shown in the table reflects the name preferred by FTSE. In addition, effective June 1, 2019, the FTSE Developed ex North America Index Net will replace the FTSE Developed ex North America Index as the fund's primary benchmark. The new index assumes the reinvestment of dividends after the deduction of withholding taxes applicable to the country where the dividend is paid; as such, the returns of the new benchmark are more representative of the returns experienced by investors in foreign issuers.